Loans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Loans

Loans at year-end were as follows:

	2012	2011
Commercial	$25,408	$25,994
Real estate:
Single-family residential	43,058	18,214
Multi-family residential	21,576	27,163
Commercial	54,291	69,757
Construction	14	—
Consumer:
Home equity lines of credit	12,963	14,921
Other	970	1,221

Subtotal	158,280	157,270
Less: ALLL	(5,237)	(6,110)

Loans, net	$153,043	$151,160

Activity in ALLL by Portfolio Segment

The following tables present the activity in the ALLL by portfolio segment for the year ended December 31, 2012 and 2011:

December 31, 2012:
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home equity lines of credit	Other	Total
Beginning balance	$2,281	$207	$1,470	$1,863	$—	$272	$17	$6,110
Addition to (reduction in) provision for loan losses	(1,251)	180	700	1,412	—	78	10	1,129
Charge-offs	(99)	(64)	(796)	(1,467)	—	(126)	(39)	(2,591)
Recoveries	380	9	22	138	—	17	23	589

Ending balance	$1,311	$332	$1,396	$1,946	$—	$241	$11	$5,237

December 31, 2011:
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home equity lines of credit	Other	Total
Beginning balance	$1,879	$241	$2,520	$4,719	$74	$303	$22	$9,758
Addition to (reduction in) provision for loan losses	1,481	83	2,108	(406)	(74)	183	—	3,375
Charge-offs	(1,296)	(124)	(3,167)	(2,652)	—	(241)	(18)	(7,498)
Recoveries	214	7	9	202	—	27	13	472
Reclass of ALLL on loan-related commitments (1)	3	—	—	—	—	—	—	3

Ending balance	$2,281	$207	$1,470	$1,863	$—	$272	$17	$6,110

(1)	Reclassified from (to) accrued interest payable and other liabilities in the consolidated balance sheet.

Activity in the ALLL was as follows:

2010
Beginning balance	$7,090
Provision for loan losses	8,468
Reclassification of ALLL on loan-related commitments (1)	10
Loans charged-off	(6,165)
Recoveries	355

Ending balance	$9,758

(1)	Reclassified from (to) accrued interest payable and other liabilities in the consolidated balance sheet.

Balance in ALLL and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012:

		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$609	$71	$24	$126	$—	$—	$—	$830
Collectively evaluated for impairment	702	261	1,372	1,820	—	241	11	4,407

Total ending allowance balance	$1,311	$332	$1,396	$1,946	$—	$241	$11	$5,237

Loans:
Individually evaluated for impairment	$1,091	$129	$2,167	$6,467	$—	$—	$—	$9,854
Collectively evaluated for impairment	24,317	42,929	19,409	47,824	14	12,963	970	148,426

Total ending loan balance	$25,408	$43,058	$21,576	$54,291	$14	$12,963	$970	$158,280

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011:

		Real Estate			Consumer
	Commercial	Single-family	Multi-family	Commercial	Home equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$624	$—	$11	$262	$—	$—	$897
Collectively evaluated for impairment	1,657	207	1,459	1,601	272	17	5,213

Total ending allowance balance	$2,281	$207	$1,470	$1,863	$272	$17	$6,110

Loans:
Individually evaluated for impairment	$821	$—	$5,090	$6,085	$135	$—	$12,131
Collectively evaluated for impairment	25,173	18,214	22,073	63,672	14,786	1,221	145,139

Total ending loan balance	$25,994	$18,214	$27,163	$69,757	$14,921	$1,221	$157,270

Individually Evaluated for Impairment by Class of Loans

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2012. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs and includes accrued interest.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$136	$121	$—	$503	$—
Real estate:
Single-family residential	—	—	—	—	—
Multi-family residential	2,001	1,879	—	2,223	—
Commercial:
Non-owner occupied	3,000	2,195	—	1,819	—
Owner occupied	2,195	1,244	—	1,258	—
Land	—	—	—	—	—
Construction	—	—	—	—	—
Consumer:
Home equity lines of credit:
Originated for portfolio	—	—	—	—	—
Purchased for portfolio	—	—	—	—	—
Other	—	—	—	—	—

Total with no allowance recorded	7,332	5,439	—	5,803	—
With an allowance recorded:
Commercial	970	970	609	658	5
Real estate:
Single-family residential	129	129	71	129	2
Multi-family residential	288	288	24	1,975	1
Commercial:
Non-owner occupied	2,239	2,239	105	2,650	56
Owner occupied	396	396	7	397	6
Land	438	393	14	396	6
Construction
Consumer:
Home equity lines of credit:
Originated for portfolio	—	—	—	—
Purchased for portfolio	—	—	—	—
Other	—	—	—	—

Total with an allowance recorded	4,460	4,415	830	6,205	76

Total	$11,792	$9,854	$830	$12,008	$76

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2011:

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$573	$47	$—	$1,171	$—
Real estate:
Single-family residential	—	—	—	23	—
Multi-family residential	6,748	4,996	—	3,396	—
Commercial:
Non-owner occupied	2,171	1,755	—	1,446	—
Owner occupied	876	446	—	1,017	—
Land	—	—	—	—	—
Consumer:
Home equity lines of credit:
Originated for portfolio	135	135	—	136	—

Total with no allowance recorded	10,503	7,379	—	7,189	—
With an allowance recorded:
Commercial	796	774	624	428	30
Real estate:
Multi-family residential	94	94	11	48	3
Commercial:
Non-owner occupied	2,823	2,823	210	1,322	85
Owner occupied	411	411	20	211	43
Land	766	650	32	681	42

Total with an allowance recorded	4,890	4,752	897	2,690	203

Total	$15,393	$12,131	$897	$9,879	$203

2010
Average of individually impaired loans during the year	$11,722
Interest income recognized during impairment	41

Recorded Investment in Nonaccrual Loans by Class of Loans

The following table presents the recorded investment in nonaccrual loans by class of loans as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Loans past due over 90 days still on accrual:
Real estate:
Commercial:	$—	$—
Non-owner occupied	—	—

Other consumer loans	—	—
Total over 90 days still on accrual loans	—	—
Nonaccrual loans:
Commercial	$714	$47
Real estate:
Single-family residential	113	736
Multi-family residential	2,082	4,996
Commercial:
Non-owner occupied	2,195	1,910
Owner occupied	1,243	446
Construction
Consumer:
Home equity lines of credit:
Originated for portfolio	—	157
Purchased for portfolio	9	9

Other consumer	—	—

Total nonaccrual loans	6,356	8,301

Total nonaccrual and nonperforming loans	$6,356	$8,301

Aging of Recorded Investment In Past Due Loans by Class of Loans

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2012:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$—	$65	$121	$186	$25,222	$593
Real estate:
Single-family residential	1,105	122	74	1,301	41,757	39
Multi-family residential	—	—	—	—	21,576	2,082
Commercial:
Non-owner occupied	40	—	1,611	1,651	28,299	583
Owner occupied	—	—	—	—	19,774	1,244
Land	—	—	—	—	4,568	—
Construction	—	—	—	—	14	—
Consumer:
Home equity lines of credit:
Originated for portfolio	20	—	—	20	10,699	—
Purchased for portfolio	—	—	9	9	2,235	—
Other	18	—	—	18	951	—

Total	$1,183	$187	$1,815	$3,185	$155,095	$4,541

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2011:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$103	$—	$—	$103	$25,891	$47
Real estate:
Single-family residential	714	474	491	1,679	16,535	245
Multi-family residential	—	—	3,065	3,065	24,098	1,931
Commercial:
Non-owner occupied	173	275	68	516	35,899	1,842
Owner occupied	—	—	—	—	27,900	446
Land	—	—	—	—	5,442	—
Consumer:
Home equity lines of credit:
Originated for portfolio	22	—	135	157	12,126	22
Purchased for portfolio	—	—	9	9	2,629	—
Other	—	30	—	30	1,191	—

Total	$1,012	$779	$3,768	$5,559	$151,711	$4,533

Loans Modified as TDRs by Class of Loans

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2012:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial	2	$319	$319
Real estate:
Single-family residential	1	132	138
Multi-family residential	1	2,017	203
Commercial:
Non-owner occupied	1	478	428

Total	5	$2,946	$1,088

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2011:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
TDR’s:
Commercial	4	$1,127	$1,105
Real estate:
Multi-family residential	2	2,507	2,051
Commercial:
Non-owner occupied	5	2,710	2,710
Owner occupied	3	1,355	1,355
Land	7	655	655

Total	21	$8,354	$7,876

Schedule of Debtor Troubled Debt Restructuring, Subsequent Periods

Nonaccrual loans include loans that were modified and identified as TDRs and the loans are not performing. At December 31, 2012 and 2011, nonaccrual troubled debt restructurings were as follows:

	2012	2011
Commercial	$528	$47
Real estate:
Single-family residential	—
Multi-family residential	2,082	2,527
Commercial:
Non-owner occupied	388	—
Owner occupied	288	446

Total	$3,286	3,020

Financing Receivable Credit Quality Indicators

The recorded investment in loans by risk category and by class of loans as of December 31, 2012 and based on the most recent analysis performed follows.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$285	$21,013	$2,637	$1,473	$25,408
Real estate:
Single-family residential	42,945	—	—	113	43,058
Multi-family residential	—	12,846	5,790	2,939	21,575
Commercial:
Non-owner occupied	322	21,147	2,995	5,486	29,950
Owner occupied	—	16,385	762	2,627	19,774
Land	119	987	434	3,028	4,568
Construction	—	14	—	—	14
Consumer:
Home equity lines of credit:
Originated for portfolio	10,719	—	—	—	10,719
Purchased for portfolio	1,800	—	435	9	2,244
Other	970	—	—	—	970

	$57,160	$72,392	$13,053	$15,675	$158,280

The recorded investment in loans by risk category and class of loans as of December 31, 2011 follows:

	Not Rated	Pass	Special Mention	Substandard	Doubtful	Total
Commercial	$432	$19,591	$2,062	$3,909		$25,994
Real estate:
Single-family residential	17,478	—	—	736		18,214
Multi-family residential	—	15,395	4,539	6,822	407	27,163
Commercial:
Non-owner occupied	365	22,159	5,717	8,176		36,417
Owner occupied	—	22,526	3,474	1,898		27,898
Land	954	1,123	—	3,365		5,442
Consumer:
Home equity lines of credit:
Originated for portfolio	12,126	—	—	157		12,283
Purchased for portfolio	2,182	—	447	9		2,638
Other	1,221	—	—	—		1,221

	$34,758	$80,794	$16,239	$25,072	$407	$157,270